Expense Example {- Fidelity® Pacific Basin Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity® Pacific Basin Fund - Fidelity Pacific Basin Fund-Default	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 113
3 years	353
5 years	612
10 years	$ 1,352